Combined and Consolidated Statements of Cash Flows - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Profit before tax	$ 880,550	$ 1,175,377
Adjustments for:
Depreciation of property, plant and equipment	10,430	8,217
Amortization of right-of-use assets	27,203	21,598
Finance costs	8,142	7,325
Interest income	(20,826)	(15,433)
Property, plant and equipment written off		4,666
Unrealized currency translation loss	5,585	2,262
Net cash generated from operations	911,084	1,204,012
Changes in trade and other receivables	(387,646)	(37,379)
Changes in trade and other payables	164,862	402,098
Cash generated from operations	688,300	1,568,731
Tax paid	(189,714)	(470,888)
Interest paid	(8,142)	(7,325)
Interest received	1,783	1,055
Net cash generated from operating activities	492,227	1,091,573
INVESTING ACTIVITY
Purchase of property, plant and equipment	(2,458)	(60,854)
Net cash used in investing activity	(2,458)	(60,854)
FINANCING ACTIVITIES
Dividends paid		(1,028,446)
Withdrawal of pledged fixed deposits		192,966
Repayment of lease liabilities	(23,769)	(17,207)
Net cash used in financing activities	(23,769)	(852,687)
Net increase in cash and restricted cash	466,000	178,032
Cash and restricted cash at the beginning of the year	1,101,771	1,034,523
Effects of currency translation on cash and restricted cash	57,173	(110,784)
Cash and restricted cash at the end of the year	1,624,944	1,101,771
Cash and bank balances	872,051	494,180
Restricted cash	752,893	607,591
Cash and restricted cash at the end of the year	$ 1,624,944	$ 1,101,771